Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Total	Share capital [member]	Share premium [member]	AOCI [member]	Deficit [member]
Beginning balance at Dec. 31, 2016	$ 338,939	$ 417,975	$ 45,747	$ 12,357	$ (137,140)
Statement [LineItems]
Issuance of warrants	1,876		1,876
Share-based compensation	2,919		2,919
Exercise of options and warrants	2,928	4,116	(1,188)
Settlement of performance share units	(1,876)		(1,876)
Total comprehensive income (loss) for the year	22,294			(11,968)	34,262
Ending balance (Adjustment on initial application of IFRS 15 [member]) at Dec. 31, 2017	(1,047)				(1,047)
Ending balance (Adjusted Balance [member]) at Dec. 31, 2017	366,033	422,091	47,478	389	(103,925)
Ending balance at Dec. 31, 2017	367,080	422,091	47,478	389	(102,878)
Statement [LineItems]
Share-based compensation	2,809		2,809
Exercise of options and warrants	334	447	(113)
Settlement of performance share units		900	(900)
Total comprehensive income (loss) for the year | Adjustment on initial application of IFRS 15 [member]	(1,467)
Total comprehensive income (loss) for the year	(22,099)			13,675	(35,774)
Ending balance at Dec. 31, 2018	$ 347,077	$ 423,438	$ 49,274	$ 14,064	$ (139,699)